INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax (benefit) expenses	$ 19,688	$ (948)	$ (9,581)
Domestic
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax (benefit) expenses	5,766	4,995	1,661
US
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax (benefit) expenses	11,578	(961)	(5,646)
International
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax (benefit) expenses	$ 2,344	$ (4,982)	$ (5,596)